Other Information (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Cash Payments for Interest and Income Taxes (Net of Refunds)

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Interest	$52.1	$52.5	$39.9	$2.7
Income taxes (net of refunds)	$0.9	$7.7	$3.6	$0.3